Summarized Segment Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	₨ 423,150.6	$ 6,499.1	₨ 351,795.6	₨ 292,361.5
Less: Provision for credit losses	59,397.8	912.3	37,951.4	21,531.3
Net interest revenue, after allowance for credit losses	363,752.8	5,586.8	313,844.2	270,830.2
Non-interest revenue	144,607.0	2,221.0	110,326.1	96,833.9
Non-interest expense	(231,253.4)	(3,551.9)	(204,204.8)	(182,077.3)
Income before income tax	277,106.4	4,255.9	219,965.5	185,586.8
Income tax expense	98,272.5	1,509.3	79,224.9	67,536.9
Segment assets:
Segment total assets	11,367,308.8		9,066,980.5	7,736,723.3	$ 174,586.3
Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	423,150.6	6,499.1	351,795.6	292,361.5
Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	0.0	$ 0.0	0.0	0.0
Retail Banking
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	344,888.5		286,772.9	237,326.8
Less: Provision for credit losses	52,577.1		31,341.7	19,103.0
Net interest revenue, after allowance for credit losses	292,311.4		255,431.2	218,223.8
Non-interest revenue	122,582.6		95,914.4	85,999.6
Non-interest expense	(210,257.2)		(187,591.4)	(167,739.7)
Income before income tax	204,636.8		163,754.2	136,483.7
Segment assets:
Segment total assets	6,351,601.7		4,987,187.1	4,534,800.3
Retail Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	279,198.3		188,803.6	143,024.7
Retail Banking | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	65,690.2		97,969.3	94,302.1
Wholesale Banking
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	71,770.2		58,886.8	39,138.4
Less: Provision for credit losses	6,820.7		6,609.7	2,428.3
Net interest revenue, after allowance for credit losses	64,949.5		52,277.1	36,710.1
Non-interest revenue	12,674.1		11,090.1	11,630.8
Non-interest expense	(19,792.1)		(15,352.0)	(13,149.2)
Income before income tax	57,831.5		48,015.2	35,191.7
Segment assets:
Segment total assets	4,140,606.7		3,346,273.0	2,741,500.9
Wholesale Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	120,341.3		159,644.3	127,326.0
Wholesale Banking | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	(48,571.1)		(100,757.5)	(88,187.6)
Treasury Services
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	6,491.9		6,135.9	15,896.3
Less: Provision for credit losses	0.0		0.0	0.0
Net interest revenue, after allowance for credit losses	6,491.9		6,135.9	15,896.3
Non-interest revenue	9,350.3		3,321.6	(796.5)
Non-interest expense	(1,204.1)		(1,261.4)	(1,188.4)
Income before income tax	14,638.1		8,196.1	13,911.4
Segment assets:
Segment total assets	875,100.4		733,520.4	460,422.1
Treasury Services | Operating Segments
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	23,611.0		3,347.7	22,010.8
Treasury Services | Net interest income (Internal)
Segment Reporting Information [Line Items]
Net interest income (External)/ (Internal)	₨ (17,119.1)		₨ 2,788.2	₨ (6,114.5)